CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts | ¥	¥ 15,204	¥ 13,996
Financing receivables, allowance for doubtful accounts | ¥	9,159	4,139
Long-term financing receivables, allowance for doubtful accounts | ¥	¥ 14,097	¥ 0
Ordinary shares, share authorized | shares	10,000,000,000	10,000,000,000
Ordinary shares, shares issued | shares	803,551,115	811,267,551
Ordinary shares, shares outstanding | shares	781,947,464	785,463,859